VIA EDGAR

May 1, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Variable Annuity Life Insurance Company Separate Account A (“Registrant”)

The Variable Annuity Life Insurance Company (“Depositor”)

Certification Pursuant to Rule 497(j) of the Securities Act of 1933

(Investment Company Act No. 811-03240)

(CIK No. 0000354912)

FILE NO.	PRODUCT NAME
333-124398	Independence Plus Fixed and Variable Deferred Annuity
002-32783	GUP and GTS-VA Fixed and Variable Deferred Annuity
333-49232	Potentia Fixed and Variable Deferred Annuity
033-75292	Portfolio Director Fixed and Variable Deferred Annuity Series 1.00 to 12.00, 1.20 to 13.20, 1.40 to 12.40, and 1.60 to 12.60
333-137942	New Portfolio Director Fixed and Variable Deferred Annuity Series 1.00 to 12.00, 1.20 to 13.20, 1.40 to 12.40, 1.60 to 12.60, and 1.80 to 12.80
333-202700	Portfolio Director Plus Fixed and Variable Deferred Annuity
333-220957	Portfolio Director Freedom Advisor Fixed and Variable Deferred Annuity
333-201800	Polaris Platinum Elite Variable Annuity

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

Please contact me at (346) 266-8511 if you have any questions or need more information.

Sincerely,

/s/ Johnpaul S. Van Maele

Johnpaul S. Van Maele

Associate General Counsel

Corebridge Financial